NOTES PAYABLE (Details) (USD $)				3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Loans Payable	Dec. 31, 2012 Loans Payable	Dec. 31, 2011 Loans Payable	Sep. 30, 2013 Promissory Note to Third Party	Dec. 31, 2012 Promissory Note to Third Party	Dec. 31, 2011 Promissory Note to Third Party	Dec. 31, 2012 Secured Promissory Note	Aug. 17, 2012 Secured Promissory Note	Aug. 15, 2012 Secured Promissory Note	Sep. 30, 2013 Secured Promissory Note Maximum Number of Shares	Dec. 31, 2012 Secured Promissory Note Maximum Number of Shares
Notes Payable
Carrying amount of debt					$ 74,900	$ 74,900	$ 103,800	$ 121,800	$ 145,800
Interest rate (as a percent)					25.00%	25.00%					8.00%	8.00%
Due date from the date of issuance				4 years	4 years
Accrued interest					74,900					13,033
Face amount of debt							149,800	149,800			425,000	425,000
Monthly payments							2,000	2,000
Current portion of debt							24,000	24,000	24,000
Long-term portion of debt	$ 79,800	$ 97,800	$ 121,800				$ 79,800	$ 97,800	$ 121,800
Debt conversion - percent of total issued and outstanding common shares as of conversion date											10.00%	10.00%
Debt conversion - number of shares													6,000,000	6,000,000